Financial Risk Management - Liquidity Risk Management (Details) € in Millions	Nov. 20, 2017 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Nov. 13, 2013 EUR (€)
FINANCIAL RISK MANAGEMENT
Available lines of credit		€ 510	€ 499
Syndicated credit facility agreement
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity	€ 2,500			€ 2,000
Initial term	5 years
Number of optional extensions | item	2
Period for each option extension	1 year
Interest rate basis	EURIBOR or LIBOR
Interest rate (as a percent)	0.17%
Commitment fee (as a percent)	0.0595%